UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07644
Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
Gabelli Capital Asset Fund
Schedule of Investments — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 100.0%

	Aerospace — 1.7%
4,500	HEICO Corp.	$109,350
44,000	Herley Industries Inc.†	526,240
200,000	Rolls-Royce Group plc†	843,688

		1,479,278

	Agriculture — 1.6%
50,000	Archer-Daniels-Midland Co.	1,389,000
500	The Mosaic Co.	20,990

		1,409,990

	Automotive — 0.8%
35,000	General Motors Corp.	67,900
20,000	Navistar International Corp.†	669,200

		737,100

	Automotive: Parts and Accessories — 2.0%
1,000	BERU AG	101,638
10,000	BorgWarner Inc.	203,000
31,000	CLARCOR Inc.	780,890
85,000	Earl Scheib Inc.†	161,500
30,000	Midas Inc.†	237,600
8,000	Modine Manufacturing Co.	20,000
20,000	Proliance International Inc.†	3,400
100,000	Standard Motor Products Inc.	275,000

		1,783,028

	Aviation: Parts and Services — 3.7%
34,000	Curtiss-Wright Corp.	953,700
80,000	GenCorp Inc.†	169,600
50,000	Kaman Corp.	627,000
26,000	Precision Castparts Corp.	1,557,400
90,000	The Fairchild Corp., Cl. A†	990

		3,308,690

	Broadcasting — 1.3%
45,000	CBS Corp., Cl. A, Voting	176,400
10,000	Cogeco Inc.	190,752
54,000	Fisher Communications Inc.	527,040
75,000	Gray Television Inc.	24,000
18,000	Liberty Media Corp. — Capital, Cl. A†	125,640
52,000	LIN TV Corp., Cl. A†	58,240
80,000	Sinclair Broadcast Group Inc., Cl. A	82,400

		1,184,472

	Business Services — 1.8%
2,500	Ascent Media Corp., Cl. A†	62,500
40,000	Diebold Inc.	854,000
55,000	Intermec Inc.†	572,000
75,000	Nashua Corp.†	75,000

		1,563,500

	Cable and Satellite — 4.5%
5,000	Adelphia Communications Corp., Cl. A† (a)	0
5,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0
5,000	Adelphia Recovery Trust†	1
140,000	Cablevision Systems Corp., Cl. A	1,811,600
15,000	DISH Network Corp., Cl. A†	166,650
2,000	EchoStar Corp., Cl. A†	29,660
25,000	Liberty Global Inc., Cl. A†	364,000
9,315	Liberty Global Inc., Cl. C†	131,621
5,000	Scripps Networks Interactive Inc., Cl. A	112,550
50,000	The DIRECTV Group Inc.†	1,139,500
10,877	Time Warner Cable Inc.	269,752

		4,025,334

	Communications Equipment — 2.3%
75,000	Corning Inc.	995,250
8,000	Nortel Networks Corp., New York†	1,800
44,000	Thomas & Betts Corp.†	1,100,880

		2,097,930

	Computer Software and Services — 1.4%
125,000	Furmanite Corp.†	388,750
12,000	NCR Corp.†	95,400
62,000	Yahoo! Inc.†	794,220

		1,278,370

	Consumer Products — 1.1%
15,000	Pactiv Corp.†	218,850
4,000	Revlon Inc., Cl. A†	9,920
65,000	Schiff Nutrition International Inc.†	292,500
9,000	The Procter & Gamble Co.	423,810

		945,080

	Consumer Services — 1.7%
5,000	Liberty Media Corp. — Interactive, Cl. A†	14,500
88,000	Rollins Inc.	1,509,200

		1,523,700

	Diversified Industrial — 7.0%
29,000	Ampco-Pittsburgh Corp.	384,540
70,000	Baldor Electric Co.	1,014,300
25,000	Cooper Industries Ltd., Cl. A	646,500
30,000	Crane Co.	506,400
4,000	Greif Inc., Cl. A	133,160
80,000	Honeywell International Inc.	2,228,800
24,000	ITT Corp.	923,280
23,000	Katy Industries Inc.†	20,700
65,000	Myers Industries Inc.	399,100

		6,256,780

	Electronics — 2.0%
30,000	Cypress Semiconductor Corp.†	203,100
18,000	Intel Corp.	270,900
30,000	LSI Corp.†	91,200
75,000	Texas Instruments Inc.	1,238,250

		1,803,450

	Energy and Utilities — 9.4%
60,000	Allegheny Energy Inc.	1,390,200
13,000	Cameron International Corp.†	285,090
9,000	Chevron Corp.	605,160
22,000	ConocoPhillips	861,520
10,000	Devon Energy Corp.	446,900
38,000	DPL Inc.	856,520
90,000	El Paso Corp.	562,500
27,000	El Paso Electric Co.†	380,430
16,000	Exxon Mobil Corp.	1,089,600
6,500	Florida Public Utilities Co.	63,505
15,408	Great Plains Energy Inc.	207,546
See accompanying notes to schedule of investments.

1

Gabelli Capital Asset Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	Energy and Utilities (Continued)
20,000	Mirant Corp., Escrow† (a)	$0
8,000	NSTAR	255,040
17,000	Progress Energy Inc., CVO† (a)	5,610
15,000	Royal Dutch Shell plc, Cl. A, ADR	664,500
75,000	RPC Inc.	497,250
9,000	Southwest Gas Corp.	189,630
3,000	SunPower Corp., Cl. B†	59,400

		8,420,401

	Entertainment — 7.5%
25,000	Discovery Communications Inc., Cl. A†	400,500
25,000	Discovery Communications Inc., Cl. C†	366,250
100,000	Grupo Televisa SA, ADR	1,364,000
72,000	Liberty Media Corp. — Entertainment, Cl. A†	1,436,400
38,333	Time Warner Inc.	739,833
90,000	Viacom Inc., Cl. A†	1,680,300
25,000	Vivendi	661,811

		6,649,094

	Environmental Services — 1.1%
38,000	Waste Management Inc.	972,800

	Equipment and Supplies — 5.3%
32,000	AMETEK Inc.	1,000,640
38,000	Baldwin Technology Co. Inc., Cl. A†	36,100
16,000	Belden Inc.	200,160
40,000	Capstone Turbine Corp.†	28,800
15,000	CIRCOR International Inc.	337,800
120,000	CTS Corp.	433,200
12,000	Flowserve Corp.	673,440
14,500	Franklin Electric Co. Inc.	320,885
40,000	GrafTech International Ltd.†	246,400
40,000	IDEX Corp.	874,800
47,000	L.S. Starrett Co., Cl. A	293,750
2,000	Robbins & Myers Inc.	30,340
13,000	The Eastern Co.	140,400
6,000	Watts Water Technologies Inc., Cl. A	117,360

		4,734,075

	Financial Services — 6.3%
95,000	American Express Co.	1,294,850
12,000	Argo Group International Holdings Ltd.†	361,560
20,000	BKF Capital Group Inc.	19,200
50,000	Citigroup Inc.	126,500
12,000	Deutsche Bank AG	487,800
150,000	Epoch Holding Corp.	1,030,500
15,350	JPMorgan Chase & Co.	408,003
40,000	Marsh & McLennan Companies Inc.	810,000
22,151	The Bank of New York Mellon Corp.	625,766
30,000	Wells Fargo & Co.	427,200

		5,591,379

	Food and Beverage — 13.4%
28,000	Brown-Forman Corp., Cl. A	1,122,800
6,250	Brown-Forman Corp., Cl. B	242,687
38,000	Cadbury plc, ADR	1,151,400
15,000	Corn Products International Inc.	318,000
48,000	Diageo plc, ADR	2,148,000
38,000	Dr. Pepper Snapple Group Inc.†	642,580
18,000	Fomento Economico Mexicano SAB de CV, ADR	453,780

4,000	General Mills Inc.	199,520

140,000	Groupe Danone, ADR	1,355,200
5,000	H.J. Heinz Co.	165,300
70,000	PepsiAmericas Inc.	1,207,500
45,000	The Coca-Cola Co.	1,977,750
8,000	The Hershey Co.	278,000
32,961	Tootsie Roll Industries Inc.	715,913

		11,978,430

	Health Care — 2.7%
95,000	Boston Scientific Corp.†	755,250
1,000	DENTSPLY International Inc.	26,850
6,000	Henry Schein Inc.†	240,060
6,000	Laboratory Corp. of America Holdings†	350,940
10,000	Patterson Companies Inc.†	188,600
20,000	Wyeth	860,800

		2,422,500

	Hotels and Gaming — 1.8%
45,000	Boyd Gaming Corp.	167,850
16,000	Canterbury Park Holding Corp.	106,400
19,500	Churchill Downs Inc.	586,170
2,000	Dover Downs Gaming & Entertainment Inc.	6,140
80,000	Dover Motorsports Inc.	148,000
20,000	Gaylord Entertainment Co.†	166,600
14,000	International Game Technology	129,080
70,000	Las Vegas Sands Corp.†	210,700
19,000	MGM Mirage†	44,270

		1,565,210

	Machinery — 1.0%
45,000	CNH Global NV	467,100
12,000	Deere & Co.	394,440

		861,540

	Manufactured Housing and Recreational Vehicles — 0.2%
4,000	Cavco Industries Inc.†	94,400
40,000	Champion Enterprises Inc.†	19,200
4,000	Skyline Corp.	76,040

		189,640

	Metals and Mining — 3.2%
18,000	Freeport-McMoRan Copper & Gold Inc.	685,980
48,000	Newmont Mining Corp.	2,148,480

		2,834,460

	Publishing — 0.4%
85,000	Journal Communications Inc., Cl. A	63,750
40,000	Media General Inc., Cl. A	76,800
7,000	Meredith Corp.	116,480
20,000	News Corp., Cl. A	132,400
10,000	The E.W. Scripps Co., Cl. A	13,500

		402,930

	Real Estate — 2.0%
50,000	Griffin Land & Nurseries Inc.	1,750,000

	Retail — 4.6%
31,000	Aaron Rents Inc., Cl. A	719,200
54,000	CVS Caremark Corp.	1,484,460
10,000	Ingles Markets Inc., Cl. A	149,300
15,000	Safeway Inc.	302,850
10,000	The Great Atlantic & Pacific Tea Co. Inc.†	53,100
See accompanying notes to schedule of investments.

2

Gabelli Capital Asset Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	Retail (Continued)
55,000	Walgreen Co.	$1,427,800

		4,136,710

	Specialty Chemicals — 3.1%
100,000	Ferro Corp.	143,000
45,000	Hawkins Inc.	694,350
24,000	International Flavors & Fragrances Inc.	731,040
130,000	Omnova Solutions Inc.†	226,200
5,000	Quaker Chemical Corp.	39,700
40,000	Sensient Technologies Corp.	940,000

		2,774,290

	Telecommunications — 3.3%
220,000	Cincinnati Bell Inc.†	506,000
17,000	Nortel Networks Corp., Toronto†	3,708
80,000	Qwest Communications International Inc.	273,600
12,000	Rogers Communications Inc., Cl. B	273,960
220,000	Sprint Nextel Corp.†	785,400
30,000	Telephone & Data Systems Inc.	795,300
8,000	Telephone & Data Systems Inc., Special	189,200
3,000	Verizon Communications Inc.	90,600

		2,917,768

	Transportation — 0.4%
17,000	GATX Corp.	343,910

	Wireless Communications — 1.4%
30,000	Price Communications Corp., Escrow† (a)	0
38,000	United States Cellular Corp.†	1,266,920

		1,266,920

	TOTAL COMMON STOCKS	89,208,759

	WARRANTS — 0.0%

	Energy and Utilities — 0.0%
1,000	Mirant Corp., Ser. A, expire 01/03/11†	800

	TOTAL INVESTMENTS — 100.0% (Cost $114,962,761)	$89,209,559

	Aggregate book cost	$114,962,761

	Gross unrealized appreciation	$13,035,333
	Gross unrealized depreciation	(38,788,535)

	Net unrealized appreciation/(depreciation)	$(25,753,202)

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2009, the market value of fair valued securities amounted to $5,610 or 0.01% of total investments.

†	Non-income producing security.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation
See accompanying notes to schedule of investments.

3

Gabelli Capital Asset Fund
Notes to Schedule of Investments (Unaudited)
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 - Quoted Prices	$89,203,949
Level 3 - Significant Unobservable Inputs	5,610

Total	$89,209.559

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

Investments in
Securities
(Market Value)
Balance as of 12/31/08	$5,610
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchase/(sales)	—
Transfers in and/or out of Level 3	—

Balance as of 03/31/09	$5,610

Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” clarifies the financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. As of March 31, 2009, the Fund did not hold any derivative instruments.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)    Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 5/28/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 5/28/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 5/28/09

*	Print the name and title of each signing officer under his or her signature.